ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                  A & C SHARES

   SUPPLEMENT DATED DECEMBER 21, 2009 TO THE PROSPECTUS DATED OCTOBER 1, 2009

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.



         Effective January 1, 2010, Makoto Sumino is no longer a Portfolio Manager on the GE Asset Management Incorporated investment management team for the Allegiant International Equity Fund. Mr. Sumino will be assuming a new role within GE Asset Management Incorporated and therefore other members of the portfolio management team will assume Mr. Sumino's responsibilities with respect to the Fund. As a result of this change, the information under "International Equity Investment Management Team, GEAM (sub-adviser) and Polaris (sub-adviser)" on pages 38 related to Mr. Sumino should be deleted.


  Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                  EQUITY FUNDS

                                    I SHARES

   SUPPLEMENT DATED DECEMBER 21, 2009 TO THE PROSPECTUS DATED OCTOBER 1, 2009

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


         Effective January 1, 2010, Makoto Sumino is no longer a Portfolio Manager on the GE Asset Management Incorporated investment management team for the Allegiant International Equity Fund. Mr. Sumino will be assuming a new role within GE Asset Management Incorporated and therefore other members of the portfolio management team will assume Mr. Sumino's responsibilities with respect to the Fund. As a result of this change, the information under "International Equity Investment Management Team, GEAM (sub-adviser) and Polaris (sub-adviser" on pages 32 related to Mr. Sumino should be deleted.


  Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                              TAX EXEMPT BOND FUNDS
                               MONEY MARKET FUNDS

        SUPPLEMENT DATED DECEMBER 21, 2009 TO THE STATEMENT OF ADDITIONAL
                       INFORMATION DATED OCTOBER 1, 2009

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
        IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN
           CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1. On December 17, 2009, the shareholders of Allegiant Funds ("Allegiant") approved the reorganization (the "Redomestication") of Allegiant from a Massachusetts business trust into a Delaware statutory trust pursuant to an Agreement and Plan of Reorganization, Conversion and Termination. The Redomestication will be effective on December 31, 2009. Accordingly, the disclosure changes described below are effective on December 31, 2009.

THE FIRST SENTENCE OF THE SECOND PARAGRAPH ON PAGE 1 IS REVISED AS FOLLOWS:

         Allegiant is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust of the same name that was organized on January 28, 1986.

THE FIRST TWO SENTENCES OF THE FIRST PARAGRAPH UNDER THE HEADING "DESCRIPTION OF SHARES" ON PAGE 61 ARE REPLACED WITH THE FOLLOWING:

         Allegiant is a Delaware statutory trust. Allegiant's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any issued or unissued shares of Allegiant into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Any such classification or reclassification will comply with the provisions of the 1940 Act.

THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING "TRUSTEES AND OFFICERS" ON PAGE 67 IS REVISED AS FOLLOWS:

         The business and affairs of Allegiant are managed under the direction of Allegiant's Board of Trustees in accordance with Delaware law and Allegiant's Declaration of Trust.

THE TWO PARAGRAPHS UNDER THE HEADING "SHAREHOLDER AND TRUSTEE LIABILITY" ON PAGE 75 ARE REPLACED WITH THE FOLLOWING:

         Consistent with the Delaware Statutory Trust Act, Allegiant's Declaration of Trust provides that shareholders of the Funds will not be subject in such capacity to any personal liability whatsoever to any person in connection with property of the Funds or the acts, obligations or affairs of the Funds. Shareholders of the Funds will have the same limitation of personal liability as is extended to stockholders of corporations organized under Delaware law. The Declaration of Trust provides that no Trustee or officer of Allegiant shall be subject in such capacity to any personal liability whatsoever to any person, save only liability to the Funds or their shareholders for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing for such Trustee's or officer's own willful misfeasance, bad faith, gross negligence or reckless disregard for such Trustee's or officer's duty to such person; and, subject to the foregoing exception, all such persons shall look solely to the property of the Funds for satisfaction of claims of any nature arising in connection with the affairs of the Funds. If any shareholder, Trustee or officer of Allegiant is made party to any suit or proceeding to enforce any such liability, subject to the foregoing exception in the case of Trustees and officers, such shareholder, Trustee or officer shall not, on account thereof, be held to any personal liability.


2. Effective immediately, the Board compensation table on pages 74-75 is replaced with the following:

The following table summarizes the compensation for each of the Trustees of Allegiant for the fiscal year ended May 31, 2009:


                                                      Pension or
                                     Aggregate        Retirement Benefits    Estimated Annual   Total Compensation
Name of                              Compensation     Accrued as Part of     Benefits Upon      from Allegiant and
Person, Position                     from Allegiant   Allegiant's Expense    Retirement         Fund Complex*

INDEPENDENT TRUSTEES

Robert D. Neary,
Chairman and Trustee                    $109,492               $0                   $0                $113,000

Dorothy A. Berry, Trustee                $77,514               $0                   $0                 $80,000

Kelley J. Brennan, Chairman of the
Audit Committee and Trustee              $94,952               $0                   $0                 $98,000

Richard W. Furst, Trustee                $76,544               $0                   $0                 $79,000

Dale C. LaPorte, Trustee                 $76,459(1)            $0                   $0                 $79,000

Kathleen Cupper Obert, Trustee           $76,544               $0                   $0                 $79,000

INTERESTED TRUSTEES

John G. Abunassar, President, CEO
and Trustee(2)                             $0                  $0                   $0                   $0

John F. Durkott, Trustee                 $76,544               $0                   $0                 $79,000

Gerald L. Gherlein, Trustee              $76,544               $0                   $0                 $79,000


1 Dale C. LaPorte's aggregate compensation includes Deferred Compensation in the amount of $41,600 accrued during Allegiant's fiscal year ended May 31, 2009.

2 Mr. Abunassar resigned as Trustee of Allegiant effective August 13, 2009 and as President and CEO on September 18, 2009.

*Each Trustee also serves as a Trustee of Allegiant Advantage Fund.


3. Effective January 1, 2010, Makoto Sumino, CFA of GE Asset Management Incorporated is no longer a Portfolio Manager of the Allegiant International Equity Fund. Mr. Sumino will be assuming a new role within GE Asset Management Incorporated and therefore other members of the portfolio management team will assume Mr. Sumino's responsibilities with respect to the Fund. As a result of this change, the information on page 81 regarding other accounts managed by Mr. Sumino and the information on page 87 regarding Mr. Sumino's ownership in the Allegiant International Equity Fund are deleted.


  Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                              TAX EXEMPT BOND FUNDS
                     ALLEGIANT MARYLAND TAX EXEMPT BOND FUND
                 ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

        SUPPLEMENT DATED DECEMBER 21, 2009 TO THE STATEMENT OF ADDITIONAL
                       INFORMATION DATED OCTOBER 1, 2009

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION
                 WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1. On December 17, 2009, the shareholders of Allegiant Funds (the "Trust") approved the reorganization (the "Redomestication") of the Trust from a Massachusetts business trust into a Delaware statutory trust pursuant to an Agreement and Plan of Reorganization, Conversion and Termination. The Redomestication will be effective on December 31, 2009. Accordingly, the disclosure changes described below are effective on December 31, 2009.

THE FIRST SENTENCE OF THE SECOND PARAGRAPH ON PAGE 1IS REVISED AS FOLLOWS:

         The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust of the same name that was organized on January 28, 1986.

THE FIRST TWO SENTENCES OF THE FIRST PARAGRAPH UNDER THE HEADING "DESCRIPTION OF SHARES" ON PAGE 26 ARE REPLACED WITH THE FOLLOWING:

         The Trust is a Delaware statutory trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any issued or unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Any such classification or reclassification will comply with the provisions of the 1940 Act.

THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING "TRUSTEES AND OFFICERS" ON PAGE 29 IS REVISED AS FOLLOWS:

         The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with Delaware law and the Trust's Declaration of Trust.

THE TWO PARAGRAPHS UNDER THE HEADING "SHAREHOLDER AND TRUSTEE LIABILITY" ON PAGE 36 ARE REPLACED WITH THE FOLLOWING:

         Consistent with the Delaware Statutory Trust Act, the Trust's Declaration of Trust provides that shareholders of the Funds will not be subject in such capacity to any personal liability whatsoever to any person in connection with property of the Funds or the acts, obligations or affairs of the Funds. Shareholders of the Funds will have the same limitation of personal liability as is extended to stockholders of corporations organized under Delaware law. The Declaration of Trust provides that no Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any person, save only liability to the Funds or their shareholders for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing for such Trustee's or officer's own willful misfeasance, bad faith, gross negligence or reckless disregard for such Trustee's or officer's duty to such person; and, subject to the foregoing exception, all such persons shall look solely to the property of the Funds for satisfaction of claims of any nature arising in connection with the affairs of the Funds. If any shareholder, Trustee or officer of Allegiant is made party to any suit or proceeding to enforce any such liability, subject to the foregoing exception in the case of Trustees and officers, such shareholder, Trustee or officer shall not, on account thereof, be held to any personal liability.


2. Effective immediately, the Board compensation table on pages 35-36 is replaced with the following:

The following table summarizes the compensation for each of the Trustees of Allegiant for the fiscal year ended May 31, 2009:

                                                      Pension or
                                     Aggregate        Retirement Benefits    Estimated Annual   Total Compensation
Name of                              Compensation     Accrued as Part of     Benefits Upon      from Allegiant and
Person, Position                     from Allegiant   Allegiant's Expense    Retirement         Fund Complex*

INDEPENDENT TRUSTEES

Robert D. Neary,
Chairman and Trustee                    $109,492               $0                   $0                $113,000

Dorothy A. Berry, Trustee                $77,514               $0                   $0                 $80,000

Kelley J. Brennan, Chairman of the
Audit Committee and Trustee              $94,952               $0                   $0                 $98,000

Richard W. Furst, Trustee                $76,544               $0                   $0                 $79,000

Dale C. LaPorte, Trustee                 $76,459(1)            $0                   $0                 $79,000

Kathleen Cupper Obert, Trustee           $76,544               $0                   $0                 $79,000

INTERESTED TRUSTEES

John G. Abunassar, President, CEO
and Trustee(2)                                $0               $0                   $0                      $0

John F. Durkott, Trustee                 $76,544               $0                   $0                 $79,000

Gerald L. Gherlein, Trustee              $76,544               $0                   $0                 $79,000

1 Dale C. LaPorte's aggregate compensation includes Deferred Compensation in the amount of $41,600 accrued during Allegiant's fiscal year ended May 31, 2009.

2 Mr. Abunassar resigned as Trustee of Allegiant effective August 13, 2009 and as President and CEO on September 18, 2009.

*Each Trustee also serves as a Trustee of Allegiant Advantage Fund.


  Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE